CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 9,636	$ 22,566	$ 11,735
Unrealized gains (losses) on available-for-sale debt securities:
Changes in unrealized gains (losses)	483	2,928	(866)
Other comprehensive income (loss) before tax	483	2,928	(866)
Income tax benefits (income tax expenses) related to components of other comprehensive income (loss)	(111)	(673)	199
Other comprehensive income (loss), net of tax	372	2,255	(667)
Comprehensive income	$ 10,008	$ 24,821	$ 11,068